Commitments and Contingencies Fair Market Value Table (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015		Jun. 30, 2015	Dec. 31, 2014
Maximum Committed Amounts for 2016 through 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Purchase Commitment, Amount	$ 78,340,000
Maximum Committed Amounts for 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Purchase Commitment, Amount	$ 52,700,000
Silver Moon [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward Bond Commitment, Purchase Date	Jun. 01, 2013
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Silver Moon [Member] | Maximum Committed Amounts for 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Purchase Commitment, Amount	$ 8,000,000
Vantage at Harlingen [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	9.00%	[1],[2]		9.00%
Vantage at Judson [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	9.00%	[1],[2]		9.00%
15 West Apartments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward Bond Commitment, Purchase Date	Jul. 01, 2014
Debt Instrument, Interest Rate, Stated Percentage	6.25%
15 West Apartments [Member] | Maximum Committed Amounts for 2016 through 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Purchase Commitment, Amount	$ 9,900,000
Villas at Plano Gateway [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward Bond Commitment, Purchase Date	Dec. 01, 2014
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Villas at Plano Gateway [Member] | Maximum Committed Amounts for 2016 through 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Purchase Commitment, Amount	$ 20,000,000
Palo Alto [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward Bond Commitment, Purchase Date	Jul. 01, 2015
Debt Instrument, Interest Rate, Stated Percentage	5.80%
Palo Alto [Member] | Maximum Committed Amounts for 2016 through 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Purchase Commitment, Amount	$ 19,540,000
Village at River's Edge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward Bond Commitment, Purchase Date	May 01, 2015
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Village at River's Edge [Member] | Maximum Committed Amounts for 2016 through 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Purchase Commitment, Amount	$ 11,000,000
Village at Avalon [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward Bond Commitment, Purchase Date	Nov. 01, 2015
Debt Instrument, Interest Rate, Stated Percentage	5.80%
Village at Avalon [Member] | Maximum Committed Amounts for 2016 through 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Purchase Commitment, Amount	$ 17,900,000
Series B [Member] | Silver Moon [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Series B [Member] | Vantage at Harlingen [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward Bond Commitment, Purchase Date	Aug. 01, 2013
Debt Instrument, Interest Rate, Stated Percentage	6.00%		6.00%
Series B [Member] | Vantage at Harlingen [Member] | Maximum Committed Amounts for 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Purchase Commitment, Amount	$ 18,000,000
Series B [Member] | Vantage at Judson [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward Bond Commitment, Purchase Date	Dec. 01, 2012
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Series B [Member] | Vantage at Judson [Member] | Maximum Committed Amounts for 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Purchase Commitment, Amount	$ 26,700,000
Bond Purchase Commitment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized Gain	5,634,360			$ 5,780,413
Bond Purchase Commitment [Member] | Silver Moon [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized Gain	0			413,600
Bond Purchase Commitment [Member] | 15 West Apartments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized Gain	945,009			809,178
Bond Purchase Commitment [Member] | Villas at Plano Gateway [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized Gain	1,469,213			1,133,400
Bond Purchase Commitment [Member] | Palo Alto [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized Gain	1,439,600			0
Bond Purchase Commitment [Member] | Village at River's Edge [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized Gain	636,560			0
Bond Purchase Commitment [Member] | Village at Avalon [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized Gain	1,143,978			0
Bond Purchase Commitment [Member] | Series B [Member] | Vantage at Harlingen [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized Gain	0			1,433,700
Bond Purchase Commitment [Member] | Series B [Member] | Vantage at Judson [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized Gain	$ 0			$ 1,990,535

[1]	Bonds owned by ATAX TEBS III, LLC, see Note 12
[2]	Bonds were restructured in 2015